Stockholders' deficiency - Warrants (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Number Of Warrants [Roll Forward]
Beginning Balance	950,000
Warrants issued for patents			500,000	[1]
Warrants issued as unit issue costs	5,250,000	[2]	105,000	[3]
Warrants issued for services			345,000	[4]
Warrants exercised on a cashless basis	$ (200,000)	[5]
Ending Balance	6,000,000		950,000
Value Of Warrants [Roll Forward]
Beginning Balance	153,106
Warrants issued for patents			89,432	[1]
Warrants issued as unit issue costs	6,288,594	[2]	14,295	[3]
Warrants issued for services			49,379	[4]
Warrants exercised on a cashless basis	(239,600)	[5]
Ending Balance	$ 6,202,100		$ 153,106

[1]	At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 4). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.
[2]	As part of the Company's unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 8(f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.
[3]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.
[4]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.
[5]	During the year ended December 31, 2013 200,000 Placement Agent Warrants were exercised on a cashless basis for 123,810 shares of common stock.